SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
The date of this supplement is April 28, 2017.

For the MFS® Funds listed below:

MFS® COMMODITY STRATEGY FUND	MFS® GLOBAL GROWTH FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® GLOBAL TOTAL RETURN FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® INFLATION-ADJUSTED BOND FUND
MFS® GLOBAL ALTERNATIVE STRATEGY FUND	MFS® STRATEGIC INCOME FUND
MFS® GLOBAL EQUITY FUND	MFS® UTILITIES FUND
Effective immediately, the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "Appendix D - Portfolio Manager(s)" is hereby restated, with respect to MFS Global Alternative Strategy Fund only, as follows:
Ownership of Fund Shares
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended October 31, 2016. The following dollar ranges apply:

N. None
A. $1 – $10,000
B. $10,001 – $50,000
C. $50,001 – $100,000
D. $100,001 – $500,000
E. $500,001 – $1,000,000
                               F. Over $1,000,000

Fund	Portfolio Manager	Dollar Range of Equity Securities in the Fund
MFS Global Alternative Strategy Fund	Ben Nastou	N
	Natalie Shapiro	D
	José Ignacio Andrés[1]	N
	Nathan Shetty[1]	N
1 Mr. Andres and Mr. Shetty became UBS Portfolio Managers of MFS Global Alternative Strategy Fund on March 1, 2017.  Information is as of March 31, 2017.

1029155            1              FEBRUARY-SAI-COMBINED-SUP-I-042817

Effective immediately, the sub-section entitled "Other Accounts - UBS" under the sub-heading entitled "Other Accounts" beneath the main heading entitled "Appendix D - Portfolio Manager(s)" is hereby restated, as follows:
Other Accounts - UBS
Fund	Portfolio Manager	Category of Accounts Managed	Number of Accounts	Total Assets (millions)[1]
MFS Global Alternative Strategy Fund	José Ignacio Andrés[2] (Became a Portfolio Manager of the Fund on March 1, 2017)	Registered Investment Companies[3]	1	$180
		Other Pooled Investment Vehicles	2	$275
		Other Accounts	0	Not Applicable
	Nathan Shetty[2] (Became a Portfolio Manager of the Fund on March 1, 2017)	Registered Investment Companies[3]	1	$180
		Other Pooled Investment Vehicles	2	$275
		Other Accounts	6	$832
1 Assets Managed is shown in millions.
2 Account information is as of March 1, 2017.
3 Does not include the Fund.

Advisory fees are not based upon performance of any of the accounts identified in the table above.

Effective March 30, 2017, the first sentence in the first paragraph in the sub-section entitled "Ownership of Fund Shares" under the main heading entitled "Appendix D - Portfolio Manager(s)" is hereby restated in its entirety, with respect to MFS Commodity Strategy Fund and MFS Strategic Income Fund only, as follows:
The following table shows the dollar range of equity securities of the Fund beneficially owned by the Fund's portfolio manager(s) (including the value of any deferred cash award which is based on the performance of the Fund) as of the Fund's fiscal year ended October 31, 2016.

1029155            2              FEBRUARY-SAI-COMBINED-SUP-I-042817